Fair value (Details) - Schedule of reconciliation of fair value of the unquoted equities - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair value (Details) - Schedule of reconciliation of fair value of the unquoted equities [Line Items]
Balance at the beginning of the period / year	$ 7,046	$ 6,748
Total gains recognized in OCI	159	298
Balance at the end of the period / year	$ 7,205	$ 7,046